NET OPERATING REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
NET OPERATING REVENUE
4.	NET OPERATING REVENUE

	09/30/2018	09/30/2017
Gross operating revenue (*)	23,108,953	28,224,562
Deductions from gross revenue	(6,414,017)	(10,262,619)
Taxes	(5,174,014)	(5,852,512)
Discounts and other deductions (*)	(1,240,003)	(4,410,107)
Net operating revenue	16,694,936	17,961,943

(*)	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.

4.	NET OPERATING REVENUE

	2017	2016	2015
Gross operating revenue (*)	36,338,432	45,327,110	44,519,320
Deductions from gross revenue	(12,548,778)	(19,330,687)	(17,165,555)
Taxes	(7,707,961)	(7,760,930)	(8,148,655)
Discounts and other deductions (*)	(4,840,817)	(11,569,757)	(9,016,900)

Net operating revenue	23,789,654	25,996,423	27,353,765

(*)	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.